CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		160 Months Ended	169 Months Ended
	May 31, 2012	May 31, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	May 31, 2012
Cash flows from operating activities
Loss from continuing operations	$ (1,725,464)	$ (3,995,733)	$ (3,619,750)	$ (233,136)	$ (9,443,058)	$ (11,168,522)
Add: loss from discontinued operations	(242,210)				(162,097)	(404,307)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	3,883	348	463		4,945	8,828
Stock based compensation expense	193,185	2,669,468	2,855,630	661,040	7,300,285	7,493,470
Reversal of stock based compensation expense due to forfeiture of stock options	(8,243)		(1,304,551)	(478,971)	(5,374,615)	(5,382,858)
Change in fair value of warrant liability		(8,059)	(8,059)	(2,120,272)	(2,128,331)	(2,128,331)
Loss on disposal of fixed assets					5,307	5,307
Payable written off					(30,000)	(30,000)
Common stock issued for services					3,000	3,000
Common stock issued for debt settlement					103,332	103,332
Accretion of debt discount	15					15
Changes in operating assets and liabilities:
Decrease (increase) in deferred research and development costs	70,017	(98,437)	(92,072)	(24,648)	(156,279)	(86,262)
Decrease (increase) in prepaid expenses and other current assets	53,882	(40,021)	(55,004)	(6,792)	(49,382)	(15,500)
Increase (decrease) in accounts payable	28,608	9,145	52,315	(30,914)	119,868	178,476
Increase (decrease) in accrued liabilities	(152,571)	9,750	4,900		161,009	8,438
Increase in accounts payable - related party					30,000
Net cash used in operating activities	(1,778,898)	(1,453,539)	(2,166,128)	(2,233,693)	(9,616,016)	(11,414,914)
Cash flows from investing activity
Purchase of equipment	(24,458)	(1,390)	(1,390)		(11,179)	(35,637)
Net cash used in investing activity	(24,458)	(1,390)	(1,390)		(11,179)	(35,637)
Cash flows from financing activities
Proceeds from the issuance of common stock, exercise of warrants and stock options, net		3,985,175	3,985,175		12,367,380	12,367,380
Repayment of promissory note					(155,000)	(155,000)
Proceeds from promissory notes	1,000,000				155,000	1,155,000
Dividend paid					(400,000)	(400,000)
Net cash provided by financing activities	1,000,000	3,985,175	3,985,175		11,967,380	12,967,380
Increase (decrease) in cash and cash equivalents	(803,356)	2,530,246	1,817,657	(2,233,693)	2,340,185	1,516,829
Cash and cash equivalents at beginning of period	2,320,185	502,528	502,528	2,736,221
Cash and cash equivalents at end of period	1,516,829	3,032,774	2,320,185	502,528	2,320,185	1,516,829
Supplemental disclosure of cash flow information:
Interest paid in cash		1,238	1,391		12,393	12,393
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Accrued management fees converted to equity					103,332	103,332
Warrants issued for broker commissions					642,980	642,980
Warrant
Supplemental disclosure of non-cash transactions:
Debt discount	547,050					547,050
Beneficial Conversion Feature
Supplemental disclosure of non-cash transactions:
Debt discount	$ 452,950					$ 452,950